JPMorgan Trust I

270 Park Avenue

New York, New York 10017

December 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I on behalf of

JPMorgan Global Allocation Fund and JPMorgan Global Unconstrained Equity Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 471 (Amendment No. 472 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to reflect changes to the Funds’ investment strategies.

If you have any questions, please call Zach Vonnegut-Gabovitch at (212) 270-6803.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary